Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, subject to possible redemption	6,600,000	6,600,000	6,600,000
Temporary equity, par value per share	$ 10.70	$ 10.27	$ 10.27
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	2,341,000	2,416,000	2,416,000
Ordinary shares, shares outstanding	2,341,000	2,416,000	2,416,000
Ordinary shares, subject to possible redemption		6,600,000	6,600,000